Organization and Basis of Presentation - Schedule of Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2014
Ascendium Group Limited ("Ascendium") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Sep. 10, 2007
Place of establishment	British Virgin Islands ("BVI")
Percentage of ownership by the Company	100.00%
Our Medical Services Limited ("OMS") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Aug. 22, 1996
Place of establishment	BVI
Percentage of ownership by the Company	100.00%
Medstar Oversea Ltd. ("Medstar Overseas") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Sep. 22, 2011
Place of establishment	BVI
Percentage of ownership by the Company	100.00%
US Proton Therapy Holdings Limited ("Proton BVI") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	May 16, 2011
Place of establishment	BVI
Percentage of ownership by the Company	100.00%
US Proton Therapy Holdings Limited ("US Proton") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Jun. 29, 2011
Place of establishment	United States of America
Percentage of ownership by the Company	100.00%
Concord Medical Services (International) Pte. Ltd. ("China Medstar") (formerly known as China Medstar Pte. Limited) [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Aug. 08, 2003
Place of establishment	Singapore
Percentage of ownership by the Company	100.00%
Cyber Medical Networks Limited ("Cyber") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	May 26, 2006
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
China Medical Services (Holdings) Limited ("CMS Holdings") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Jul. 18, 2008
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
King Cheers Holdings Limited ("King Cheers") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	May 18, 2001
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Shenzhen Aohua Medical Technology and Services Co., Ltd ("AMT") (AMT merged from formerly known as Shenzhen Aohua Medical Leasing & Services Limited ("AMI") and Shenzhen Aohua Medical Services Co., Ltd ("AMS")) [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Feb. 21, 2008
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Medstar (Shanghai) Leasing Co., Ltd. ("MSC") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Mar. 21, 2003
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
CMS Hospital Management Co., Ltd. ("CHM") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Jul. 23, 2008
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Beijing Yundu Internet Technology Co., Ltd. ("Yundu") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Jul. 26, 2007
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Tianjin Kangmeng Radiology Equipment Management Co., Ltd. ("TKM") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Apr. 22, 2010
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Guangzhou Jinkangshenyou Investment Co., Ltd. ("JKSY") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Aug. 12, 2010
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Guangzhou Concord Medical Cancer Hospital Co., Ltd. ("GZ Proton") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Jun. 29, 2011
Place of establishment	PRC
Percentage of ownership by the Company	70.00%
Beijing Jinweiyikang Technology Co., Ltd. ("JWYK") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Apr. 26, 2012
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
CCM (Hong Kong) Medical Investments Limited ("CCM (HK)") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Jun. 03, 2013
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
CMS Radiotherapy Holdings Limited ("CMS (USA)") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Aug. 13, 2013
Place of establishment	United States of America
Percentage of ownership by the Company	100.00%
Shenzhen Concord Medical Investment Limited ("SZ CMS") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Jan. 10, 2014
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Shanghai Concord Oncology Hospital Limited ("SHC") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Mar. 17, 2014
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Global Medical Imaging (HongKong) Limited. ("GMI") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	May 26, 2014
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Allcure Medical Holdings Limited ("Allcure") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Jul. 29, 2014
Place of establishment	BVI
Percentage of ownership by the Company	100.00%
Datong Meizhong Jiahe Cancer Center ("DTMZ") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Oct. 23, 2014
Place of establishment	PRC
Percentage of ownership by the Company	100.00%